QQQX
Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 102.1%
	COMMON STOCKS – 100.1%
	Air Freight & Logistics – 0.1%
2,896	FedEx Corp	$728,402
	Airlines – 0.3%
32,639	Delta Air Lines Inc, (2)	998,101
7,099	Ryanair Holdings PLC, Sponsored ADR	580,414
27,690	Southwest Airlines Co, (2)	1,038,375
	Total Airlines	2,616,890
	Auto Components – 0.1%
28,008	American Axle & Manufacturing Holdings Inc, (2)	161,606
23,148	Gentex Corp	596,061
4,440	Lear Corp, (2)	484,182
	Total Auto Components	1,241,849
	Automobiles – 0.0%
51,765	Ford Motor Co	344,755
	Banks – 0.0%
5,265	JPMorgan Chase & Co	506,861
	Beverages – 0.9%
24,003	Brown-Forman Corp, Class B	1,807,906
95,731	Monster Beverage Corp, (2)	7,677,626
	Total Beverages	9,485,532
	Biotechnology – 6.3%
8,740	Agios Pharmaceuticals Inc, (2)	305,900
14,795	Alkermes PLC, (2)	245,153
110,000	Amgen Inc, (3)	27,957,600
29,864	Biogen Inc, (2)	8,471,820
212,245	Gilead Sciences Inc	13,411,762
65,227	ImmunoGen Inc, (2)	234,817
11,093	Ionis Pharmaceuticals Inc, (2)	526,363
13,511	Myriad Genetics Inc, (2)	176,183
18,529	Regeneron Pharmaceuticals Inc, (2)	10,372,164
12,821	Seattle Genetics Inc, (2)	2,508,941
3,808	United Therapeutics Corp, (2)	384,608
	Total Biotechnology	64,595,311

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Capital Markets – 0.6%
10,425	Moody's Corp	$3,021,686
25,767	Morgan Stanley	1,245,834
12,243	SEI Investments Co	620,965
7,690	T Rowe Price Group Inc	986,012
	Total Capital Markets	5,874,497
	Chemicals – 0.3%
6,204	Ecolab Inc	1,239,807
3,175	Sherwin-Williams Co	2,212,150
	Total Chemicals	3,451,957
	Commercial Services & Supplies – 0.5%
10,872	Copart Inc, (2)	1,143,299
8,008	IAA Inc, (2)	416,977
8,008	KAR Auction Services Inc, (2)	115,315
15,793	Tetra Tech Inc	1,508,231
7,562	Waste Connections Inc	784,936
9,915	Waste Management Inc	1,122,081
	Total Commercial Services & Supplies	5,090,839
	Communications Equipment – 2.6%
670,000	Cisco Systems Inc, (3)	26,391,300
5,262	F5 Networks Inc, (2)	646,016
	Total Communications Equipment	27,037,316
	Containers & Packaging – 0.1%
4,212	Ball Corp	350,101
10,528	International Paper Co	426,805
	Total Containers & Packaging	776,906
	Distributors – 0.3%
3,632	Genuine Parts Co	345,658
8,210	Pool Corp	2,746,573
	Total Distributors	3,092,231
	Diversified Consumer Services – 0.2%
45,483	Service Corp International/US	1,918,473
	Electrical Equipment – 0.2%
9,896	Rockwell Automation Inc	2,183,849
	Electronic Equipment, Instruments & Components – 0.3%
3,870	Arrow Electronics Inc, (2)	304,414
6,276	Avnet Inc	162,172
31,913	Corning Inc	1,034,300
8,100	Keysight Technologies Inc, (2)	800,118

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
14,485	National Instruments Corp	$517,115
	Total Electronic Equipment, Instruments & Components	2,818,119
	Energy Equipment & Services – 0.0%
685	Nabors Industries Ltd, (2)	16,741
39,272	Transocean Ltd, (2)	31,689
	Total Energy Equipment & Services	48,430
	Entertainment – 0.0%
10,213	Cinemark Holdings Inc, (2)	102,130
	Equity Real Estate Investment Trust – 0.3%
19,395	Apartment Investment and Management Co, Class A	654,000
57,484	CubeSmart	1,857,308
3,390	Retail Value Inc	42,612
31,377	SITE Centers Corp	225,914
	Total Equity Real Estate Investment Trust	2,779,834
	Food & Staples Retailing – 0.3%
4,001	Casey's General Stores Inc	710,778
26,637	Kroger Co	903,261
9,160	Sysco Corp	569,935
21,374	US Foods Holding Corp, (2)	474,930
	Total Food & Staples Retailing	2,658,904
	Food Products – 0.1%
16,004	Conagra Brands Inc	571,503
5,580	Hain Celestial Group Inc, (2)	191,394
11,581	Pilgrim's Pride Corp, (2)	173,309
4,002	Post Holdings Inc, (2)	344,172
	Total Food Products	1,280,378
	Health Care Equipment & Supplies – 1.5%
72,225	Abbott Laboratories	7,860,247
3,843	Becton Dickinson and Co	894,189
16,846	Danaher Corp	3,627,449
8,881	Hill-Rom Holdings Inc	741,652
3,909	Stryker Corp	814,519
11,687	Zimmer Biomet Holdings Inc	1,591,068
	Total Health Care Equipment & Supplies	15,529,124
	Health Care Providers & Services – 0.1%
4,308	McKesson Corp	641,591
8,366	Universal Health Services Inc, Class B, (2)	895,329
	Total Health Care Providers & Services	1,536,920

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 0.3%
21,808	Carnival Corp, (2)	$331,045
10,528	Darden Restaurants Inc	1,060,591
30,743	Restaurant Brands International Inc	1,768,030
	Total Hotels, Restaurants & Leisure	3,159,666
	Household Durables – 0.2%
43,730	KB Home	1,678,795
	Industrial Conglomerates – 0.1%
6,042	Honeywell International Inc	994,574
	Insurance – 0.2%
24,898	Fidelity National Financial Inc	779,556
12,635	Globe Life Inc	1,009,537
	Total Insurance	1,789,093
	Interactive Media & Services – 13.6%
31,000	Alphabet Inc, Class A, (2), (3)	45,433,600
25,965	Alphabet Inc, Class C, (2), (3)	38,158,164
45,270	Baidu Inc., Sponsored ADR, (2)	5,730,729
170,000	Facebook Inc, Class A, (2)	44,523,000
39,995	Match Group Inc, (2)	4,425,447
31,584	Twitter Inc, (2)	1,405,488
	Total Interactive Media & Services	139,676,428
	Internet & Direct Marketing Retail – 15.1%
41,000	Amazon.com Inc, (2), (3)	129,097,930
8,950	Booking Holdings Inc, (2)	15,310,586
221,092	eBay Inc	11,518,893
	Total Internet & Direct Marketing Retail	155,927,409
	IT Services – 4.4%
7,635	Black Knight Inc, (2)	664,627
12,993	DXC Technology Co, (2)	231,925
20,170	Genpact Ltd	785,621
47,376	Jack Henry & Associates Inc	7,702,864
5,212	Leidos Holdings Inc	464,650
180,000	PayPal Holdings Inc, (2)	35,465,400
6,498	Perspecta Inc	126,386
	Total IT Services	45,441,473
	Life Sciences Tools & Services – 0.2%
12,612	Agilent Technologies Inc	1,273,055
5,019	Charles River Laboratories International Inc, (2)	1,136,553
	Total Life Sciences Tools & Services	2,409,608

Shares	Description (1)	Value
	Machinery – 0.2%
10,028	Caterpillar Inc	$1,495,676
8,396	Fortive Corp	639,859
	Total Machinery	2,135,535
	Media – 3.5%
5,160	AMC Networks Inc, Class A, (2)	127,504
714,120	Comcast Corp, Class A	33,035,191
83,840	News Corp, Class A	1,175,437
69,579	News Corp, Class B	972,714
20,215	ViacomCBS Inc, Class B	566,222
7,198	WPP PLC, Sponsored ADR	282,450
	Total Media	36,159,518
	Multiline Retail – 0.2%
67,075	JC Penney Co Inc, (2)	16,031
7,265	Kohl's Corp, (2)	134,620
10,635	Target Corp	1,674,162
	Total Multiline Retail	1,824,813
	Oil, Gas & Consumable Fuels – 0.1%
9,160	Continental Resources Inc, (2)	112,485
9,792	Devon Energy Corp	92,632
25,091	Marathon Oil Corp, (2)	102,622
11,899	Noble Energy Inc	101,737
27,061	QEP Resources Inc, (2)	24,431
16,215	Range Resources Corp, (2)	107,343
	Total Oil, Gas & Consumable Fuels	541,250
	Pharmaceuticals – 0.8%
125,563	Bristol-Myers Squibb Co, (3)	7,570,193
6,272	Jazz Pharmaceuticals PLC, (2)	894,325
	Total Pharmaceuticals	8,464,518
	Professional Services – 0.3%
10,853	IHS Markit Ltd	852,069
12,068	ManpowerGroup Inc	884,946
20,634	Robert Half International Inc	1,092,364
	Total Professional Services	2,829,379
	Semiconductors & Semiconductor Equipment – 13.8%
96,860	Analog Devices Inc, (3)	11,307,436
289,508	Applied Materials Inc, (3)	17,211,251
600,000	Intel Corp	31,068,000
86,857	NVIDIA Corp	47,008,745
29,359	ON Semiconductor Corp, (2)	636,797
12,494	Power Integrations Inc	692,168

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
248,466	QUALCOMM Inc	$29,239,479
10,683	Silicon Laboratories Inc, (2)	1,045,332
21,231	Skyworks Solutions Inc	3,089,110
9,087	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	736,683
	Total Semiconductors & Semiconductor Equipment	142,035,001
	Software – 15.3%
18,951	ANSYS Inc, (2)	6,201,336
56,850	Autodesk Inc, (2), (3)	13,132,918
12,546	CDK Global Inc	546,880
5,062	J2 Global Inc, (2)	350,392
630,000	Microsoft Corp	132,507,900
1,668	MicroStrategy Inc, Class A, (2)	251,134
23,399	Open Text Corp	988,374
42,113	Oracle Corp	2,514,146
13,058	PTC Inc, (2)	1,080,158
	Total Software	157,573,238
	Specialty Retail – 0.7%
15,690	Aaron's Inc	888,838
4,707	Advance Auto Parts Inc	722,524
843	AutoZone Inc, (2)	992,751
17,372	Bed Bath & Beyond Inc, (2), (4)	260,233
21,056	CarMax Inc, (2)	1,935,257
18,467	Dick's Sporting Goods Inc	1,068,870
9,792	Foot Locker Inc	323,430
15,249	Michaels Cos Inc, (2)	147,229
14,740	Sally Beauty Holdings Inc, (2)	128,091
18,741	Urban Outfitters Inc, (2)	390,000
	Total Specialty Retail	6,857,223
	Technology Hardware, Storage & Peripherals – 15.6%
1,373,148	Apple Inc, (3)	159,024,270
20,051	Hewlett Packard Enterprise Co	187,878
27,986	NetApp Inc	1,226,906
	Total Technology Hardware, Storage & Peripherals	160,439,054
	Textiles, Apparel & Luxury Goods – 0.1%
7,785	PVH Corp, (2)	464,297
4,000	Ralph Lauren Corp, (2)	271,880
18,741	Skechers USA Inc, Class A, (2)	566,353
	Total Textiles, Apparel & Luxury Goods	1,302,530

Shares	Description (1)	Value
	Wireless Telecommunication Services – 0.3%
18,530	IAC/InterActiveCorp, (2)	$2,219,523
20,261	Telephone and Data Systems Inc	373,613
3,089	T-Mobile US Inc, (2)	353,258
13,699	United States Cellular Corp, (2)	404,532
	Total Wireless Telecommunication Services	3,350,926
	Total Common Stocks (cost $249,147,196)	1,030,289,538

Shares	Description (1), (5)	Value
	EXCHANGE-TRADED FUNDS – 2.0%
90,000	Vanguard Total Stock Market ETF	$15,327,900
20,000	Invesco QQQ Trust Series 1	5,556,800
	Total Exchange-Traded Funds (cost $20,472,109)	20,884,700

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Pharmaceuticals – 0.0%
137,136	Bristol-Myers Squibb Co	$308,556
	Total Common Stock Rights (cost $292,100)	308,556
	Total Long-Term Investments (cost $269,911,405)	1,051,482,794

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	Money Market Funds – 0.0%
257,987	State Street Navigator Securities Lending Government Money Market Portfolio, (6)	0.090% (7)	$257,987
	Total Investments Purchased with Collateral from Securities Lending (cost $257,987)		257,987

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2%
	REPURCHASE AGREEMENTS – 0.2%
$2,000	Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/20, repurchase price $2,000,309, collateralized by $2,049,700, U.S. Treasury Notes, 0.375%, due 9/30/27, value $2,040,413	0.000%	10/01/20	$2,000,309
	Total Short-Term Investments (cost $2,000,309)			2,000,309
	Total Investments (cost $272,169,701) – 102.3%			1,053,741,090
	Other Assets Less Liabilities – (2.3)% (8)			(24,015,674)
	Net Assets Applicable to Common Shares – 100%			$1,029,725,416

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Investments in Derivatives
Options Purchased
Description (9)	Type	Number of Contracts	Notional Amount (10)	Exercise Price	Expiration Date	Value
Chicago Board Options Exchange SPX Volatility Index	Call	250	$875,000	$35	10/21/20	$41,250
Cisco Systems Inc	Call	100	450,000	45	10/16/20	100
Financial Select Sector SPDR Fund	Call	150	405,000	27	10/16/20	225
SPDR S&P Bank ETF	Call	150	510,000	34	10/16/20	1,500
Total Options Purchased (premiums paid $64,677)		650	$2,240,000			$43,075

Options Written
Description (9)	Type	Number of Contracts	Notional Amount (10)	Exercise Price	Expiration Date	Value
NASDAQ 100 Stock Index	Call	(405)	$(445,500,000)	$11,000	10/16/20	$(20,622,600)
Russell 2000® Index	Call	(175)	(27,125,000)	1,550	10/16/20	(226,625)
Russell 2000® Index	Call	(18)	(2,970,000)	1,650	11/20/20	(30,257)
S&P 500 Index	Call	(320)	(108,800,000)	3,400	10/16/20	(1,182,400)
S&P 500 Index	Call	(320)	(110,400,000)	3,450	10/16/20	(636,800)
Total Options Written (premiums received $15,267,349)		(1,238)	$(694,795,000)			$(22,698,682)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,030,289,538	$ —	$ —	$1,030,289,538
Exchange-Traded Funds	20,884,700	—	—	20,884,700
Common Stock Rights	308,556	—	—	308,556
Investments Purchased with Collateral from Securities Lending	257,987	—	—	257,987
Short-Term Investments:
Repurchase Agreements	—	2,000,309	—	2,000,309
Investments in Derivatives:
Options Purchased	43,075	—	—	43,075
Options Written	(22,698,682)	—	—	(22,698,682)
Total	$1,029,085,174	$2,000,309	$ —	$1,031,085,483

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $257,626.
(5)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the one-day yield as of the end of the reporting period.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(9)	Exchange-traded, unless otherwise noted.
(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor's
SPDR	Standard & Poor's Depositary Receipt